Share Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share Based Compensation Expense	$ 7,149	$ 7,170	$ 5,075
Cost of Sales
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share Based Compensation Expense	1,162	1,103	749
Selling Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share Based Compensation Expense	1,626	1,506	1,035
General and Administrative Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share Based Compensation Expense	$ 4,361	$ 4,561	$ 3,291